American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2021

VP Growth - Schedule of Investments
MARCH 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.1%
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	331	56,267
Auto Components — 1.6%
Aptiv plc(1)	615	84,808
Automobiles — 2.9%
Tesla, Inc.(1)	227	151,620
Biotechnology — 2.4%
Amgen, Inc.	246	61,207
CRISPR Therapeutics AG(1)	105	12,794
Natera, Inc.(1)	83	8,428
Vertex Pharmaceuticals, Inc.(1)	194	41,689
		124,118
Building Products — 1.1%
Masco Corp.	699	41,870
Trex Co., Inc.(1)	168	15,379
		57,249
Capital Markets — 1.6%
S&P Global, Inc.	236	83,277
Electrical Equipment — 2.0%
Ballard Power Systems, Inc.(1)(2)	1,002	24,389
Generac Holdings, Inc.(1)	111	36,347
Rockwell Automation, Inc.	171	45,390
		106,126
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	159	26,354
Cognex Corp.	528	43,819
Keysight Technologies, Inc.(1)	317	45,458
		115,631
Entertainment — 2.0%
Liberty Media Corp.-Liberty Formula One, Class C(1)	421	18,225
Take-Two Interactive Software, Inc.(1)	160	28,272
Walt Disney Co. (The)(1)	319	58,862
		105,359
Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp.	201	55,788
Food Products — 1.4%
Beyond Meat, Inc.(1)(2)	77	10,019
Mondelez International, Inc., Class A	923	54,023
Vital Farms, Inc.(1)	390	8,518
		72,560
Health Care Equipment and Supplies — 2.5%
DexCom, Inc.(1)	81	29,111
Edwards Lifesciences Corp.(1)	246	20,575
IDEXX Laboratories, Inc.(1)	48	23,487
Insulet Corp.(1)	53	13,829
Intuitive Surgical, Inc.(1)	60	44,336
		131,338
Health Care Providers and Services — 2.2%
Guardant Health, Inc.(1)	38	5,801

UnitedHealth Group, Inc.	298	110,877
		116,678
Health Care Technology — 0.7%
Teladoc Health, Inc.(1)	101	18,357
Veeva Systems, Inc., Class A(1)	59	15,413
		33,770
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	31	44,046
Domino's Pizza, Inc.	79	29,055
Expedia Group, Inc.(1)	268	46,128
		119,229
Household Products — 2.1%
Procter & Gamble Co. (The)	816	110,511
Insurance — 0.8%
Progressive Corp. (The)	203	19,409
SelectQuote, Inc.(1)	671	19,801
		39,210
Interactive Media and Services — 9.9%
Alphabet, Inc., Class A(1)	174	358,879
Facebook, Inc., Class A(1)	444	130,771
Twitter, Inc.(1)	446	28,379
		518,029
Internet and Direct Marketing Retail — 8.1%
Amazon.com, Inc.(1)	132	408,419
Chewy, Inc., Class A(1)	186	15,756
		424,175
IT Services — 9.2%
Fastly, Inc., Class A(1)(2)	253	17,022
Okta, Inc.(1)	89	19,618
PayPal Holdings, Inc.(1)	689	167,317
Shopify, Inc., Class A(1)	11	12,171
Twilio, Inc., Class A(1)	60	20,446
Visa, Inc., Class A	1,161	245,818
		482,392
Life Sciences Tools and Services — 1.2%
10X Genomics, Inc., Class A(1)	149	26,969
Agilent Technologies, Inc.	207	26,318
Repligen Corp.(1)	51	9,915
		63,202
Personal Products — 0.7%
Estee Lauder Cos., Inc. (The), Class A	119	34,611
Pharmaceuticals — 2.1%
Merck & Co., Inc.	309	23,821
Novo Nordisk A/S, B Shares	628	42,410
Zoetis, Inc.	278	43,779
		110,010
Road and Rail — 1.5%
Lyft, Inc., Class A(1)	533	33,675
Union Pacific Corp.	199	43,861
		77,536
Semiconductors and Semiconductor Equipment — 7.8%
Advanced Micro Devices, Inc.(1)	646	50,711
Analog Devices, Inc.	245	37,995
ASML Holding NV	158	96,370

Broadcom, Inc.	131	60,739
NVIDIA Corp.	300	160,179
		405,994
Software — 16.7%
Datadog, Inc., Class A(1)	225	18,752
DocuSign, Inc.(1)	104	21,055
Microsoft Corp.	2,611	615,595
PagerDuty, Inc.(1)	640	25,747
salesforce.com, Inc.(1)	329	69,705
Splunk, Inc.(1)	238	32,244
Workday, Inc., Class A(1)	169	41,985
Zendesk, Inc.(1)	377	49,998
		875,081
Specialty Retail — 1.1%
Home Depot, Inc. (The)	191	58,303
Technology Hardware, Storage and Peripherals — 8.2%
Apple, Inc.	3,530	431,189
Textiles, Apparel and Luxury Goods — 1.6%
NIKE, Inc., Class B	646	85,847
TOTAL COMMON STOCKS (Cost $2,320,614)		5,129,908
EXCHANGE-TRADED FUNDS — 1.7%
iShares Russell 1000 Growth ETF (Cost $85,014)	366	88,953
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $52,666)	52,666	52,666
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $2,458,294)		5,271,527
OTHER ASSETS AND LIABILITIES — (0.8)%		(41,025)
TOTAL NET ASSETS — 100.0%		$5,230,502

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,206	EUR	57,902	Credit Suisse AG	6/30/21	$1,182
USD	2,167	EUR	1,824	Credit Suisse AG	6/30/21	24
USD	2,516	EUR	2,124	Credit Suisse AG	6/30/21	21
USD	5,014	EUR	4,252	Credit Suisse AG	6/30/21	19
USD	3,909	EUR	3,317	Credit Suisse AG	6/30/21	12
						$1,258

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $51,430. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $52,666.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	4,991,128	138,780	—
Exchange-Traded Funds	88,953	—	—
Temporary Cash Investments - Securities Lending Collateral	52,666	—	—
	5,132,747	138,780	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,258	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.